Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 38,201	$ 32,005
Restricted cash and cash equivalents		6,910
Digital assets		129,940	43,978
Digital asset collateral receivable		12,569
Accounts receivable, net		10,926	3,838
Prepayments		21,651	39,566
Inventory		246
Other current assets, net		11,710	1,844
Total current assets		265,269	121,269
Non-current assets:
Equipment, net		55,981	81,857
Digital asset collateral receivable		47,827
Deposits			2,683
Deferred tax assets, net		8,601	4,224
Total non-current assets		112,409	88,764
Total assets		377,678	210,033
Current liabilities:
Accounts payable		14,119	806
Contract liabilities		15,757	47,724
Taxes payable		2,229	2,233
Accrued expenses and other payables		8,773	5,368
Obligation to return collateral digital assets		21,436
Total current liabilities		63,893	86,360
Non-current liabilities:
Long-term payable		101,301	102,435
Long-term loans		34,950
Deferred tax liabilities, net		15,072	3,904
Total non-current liabilities		151,323	106,339
Total liabilities		215,216	192,699
Commitments and contingencies (Note 21)
Shareholders’ equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 163,106,615 and 150,204,348 shares issued as of December 31, 2024 and 2023, respectively; and 163,106,615 and 150,000,000 shares outstanding as of December 31, 2024 and 2023, respectively)	[1]	16	15
Treasury shares (204,348 shares held as of December 31, 2023 and Nil share held as of December 31, 2024)			(2,000)
Additional paid-in capital		84,276	1,548
Retained earnings		78,170	17,771
Total shareholders’ equity		162,462	17,334
Total liabilities and shareholders’ equity		377,678	210,033
Related Party
Current assets:
Amount due from related parties		33,116	38
Current liabilities:
Amount due to a related party		$ 1,579	$ 30,229

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company